FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Jun. 27, 2018
Fair Value Disclosures [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The carrying amounts, which are net of unamortized debt issuance costs and discounts, and fair values of the 2.60% notes, 3.88% notes and 5.00% notes are as follows (in thousands), please see further details at Note 7 - Debt:

	June 27, 2018		June 28, 2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
2.60% Notes	$—	$—	$249,495	$250,480
3.88% Notes	$298,267	$285,324	$297,912	$286,077
5.00% Notes	$345,175	$342,276	$344,405	$347,956